Subsequent Events - Additional Information (Details) - USD ($)							12 Months Ended
	Jun. 01, 2024	May 13, 2024	May 01, 2024	Apr. 22, 2024	Mar. 07, 2024	Mar. 06, 2024	Dec. 31, 2023	May 26, 2024	Apr. 15, 2024	Apr. 10, 2024	Mar. 31, 2024	Mar. 15, 2024	Feb. 26, 2024	Sep. 12, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Cancellation date							Jan. 17, 2024
Subsequent Event, Description							Since December 31, 2023, the Company has closed on subsequent financings under the Subsequent Financing Agreement (as further amended or modified on January 19, 2024, January 31, 2024, February 26, 2024, March 7, 2024 and April 10, 2024) on January 19, 2024, February 26, 2024, March 5, 2024, March 7, 2024, March 8, 2024, and March 15, 2024.
Principal amount							$ 17,819,220,000				$ 31,750,001,000
Exercise price, per share							$ 0.808				$ 0.404
Per share cash received					$ 0.5
Common stock, par value					$ 0.0001
Cash deposited on segregated account					$ 3,500,000
Percentage of Voting Right					66.20%
RBH Ventures Astra SPV LLC [Member]
Subsequent Event [Line Items]
Principal amount											$ 2,999,000,000	$ 991,000,000
Warrants purchased												429,270
Astera Institute [Member]
Subsequent Event [Line Items]
Principal amount											$ 5,000,000,000
AST Products [Member]
Subsequent Event [Line Items]
Royalties due						$ 2,500,000
Purchase obligation, total amount						1,050,000.00
Minimum [Member]
Subsequent Event [Line Items]
Principal amount													$ 25,000,000
Maximum [Member]
Subsequent Event [Line Items]
Principal amount													35,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Principal amount										$ 31,750,001,000
Warrants purchased										14,823,917
Exercise price, per share										$ 0.808
Cash deposited on segregated account					$ 3,500,000
Percentage of number of shares					50.00%
Percentage of Voting Right					66.30%
Outstanding aggregate stated principal amount	22.22%		11.11%
Subsequent Event [Member] | RBH Ventures Astra SPV LLC [Member]
Subsequent Event [Line Items]
Principal amount										$ 2,999,000,000
Warrants purchased				0						1,295,607
Convertible notes				$ 400,000
Payments for stock issuance cost				$ 400,000
Subsequent Event [Member] | RBH Ventures Astra SPV LLC [Member] | Convertible Notes [Member]
Subsequent Event [Line Items]
Convertible notes								$ 3,500,000
Subsequent Event [Member] | Astera Institute [Member]
Subsequent Event [Line Items]
Principal amount										$ 5,000,000,000
Warrants purchased										2,165,842
Convertible notes		$ 5,000,000
Payments for stock issuance cost		5,200,000
Stock repurchased during period, Value		$ 300,000
Subsequent Event [Member] | Astera Institute [Member] | Convertible Notes [Member]
Subsequent Event [Line Items]
Convertible notes								$ 10,100,000
Subsequent Event [Member] | AST Products [Member]
Subsequent Event [Line Items]
Royalties due						2,500,000
Purchase obligation, total amount						$ 1,050,000.00
Purchase obligation due									$ 420,000
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Principal amount													25,000,000
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Principal amount													$ 35,000,000
Secured Convertible Notes due 2025 [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Principal amount										$ 31,800,000
April Amendments [Member]
Subsequent Event [Line Items]
Principal amount										50,000,000
April Amendments [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Principal amount										$ 50,000,000
Common Class A [Member]
Subsequent Event [Line Items]
Common stock, par value					$ 0.0001		$ 0.0001				$ 0.0001			$ 0.0001	$ 0.0001
Common Class A [Member] | Convertible Notes [Member]
Subsequent Event [Line Items]
Principal amount							$ 1,000,000
Common Class A [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Warrants purchased										14,823,917
Common stock, par value					0.0001
Common Class A [Member] | Subsequent Event [Member] | RBH Ventures Astra SPV LLC [Member]
Subsequent Event [Line Items]
Warrants purchased								1,295,607
Common Class A [Member] | Subsequent Event [Member] | Astera Institute [Member]
Subsequent Event [Line Items]
Warrants purchased								4,331,684
Stock repurchased during period, Shares		2,165,842
Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, par value					0.0001
Series A Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Preferred stock, par value					$ 0.0001